Lines of Businesses- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of principal businesses (segment)	2
Total revenue	$ 15,608	[1]	$ 14,968	[2],[3]	$ 14,534	[2],[4]
United Kingdom
Segment Reporting Information [Line Items]
Percentage of revenue (percent)	15.00%		15.00%		16.00%
Total revenue	$ 2,300		$ 2,300		$ 2,300

[1]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[2]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.